Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2013
Long-Term Debt.
Schedule of roll-forward of the notes payable balance

The roll-forward of the notes payable balance during the nine months ending September 30, 2013, was as follows (in thousands):

Total notes payable (current and long -term portions) balance as of December 31, 2012	$20,193
Interest accrued	257
Repayment of long-term debt	(1,815)

18,635
Less current portion	(7,656)

Noncurrent financing obligations as of September 30, 2013	$10,979